Acquisitions - Net outflow of cash in respect of the purchase of businesses (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Business Combinations [Abstract]
Purchase consideration	$ 299	$ 321	$ 656
Deferred and contingent consideration in respect of acquisitions from prior years	49	36	12
Cash consideration	348	357	668
Cash, cash equivalents and bank overdrafts	(13)	(6)	(11)
Net cash outflow in respect of the purchase of businesses	$ 335	$ 351	$ 657